Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers ETF Trust
Entity Central Index Key	0001590402
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Cohen & Steers Real Estate Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Active ETF
Class Name	Cohen & Steers Real Estate Active ETF
Trading Symbol	CSRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Active ETF (Fund) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 3.33% total return based on net asset value (NAV) in the six months ended September 30, 2025, compared with the FTSE Nareit All Equity REITs Index, which returned 1.72%, and the S&P 500 Index, which returned 19.96%.

Contributors to relative performance compared with the FTSE Nareit All Equity REIT Index included stock selection in the data center sector, where an overweight in Digital Realty Trust had a sizable gain. Early in the period the company reported its second-best quarter on record, and fundamentals remained strong through the period. An out-of-benchmark allocation to data center owner China-based GDS Holdings also performed well. Stock selection in offices further helped performance, due in part to an overweight in Kilroy Realty, which benefited from strong leasing velocity in its properties. Stock selection in health care aided performance as well, due primarily to an overweight in Welltower, which continued to benefit from high and rising occupancies in its senior housing facilities.

Detractors from relative performance included stock selection and an overweight in timberland companies. The sector underperformed on a muted pace of recovery in the housing market. Stock selection and an underweight in net lease companies (mostly free-standing retail landlords) also hindered performance. The sector tends to be sensitive to moves in interest rates and rose amid a modest decline in bond yields in the period. An overweight in the tower sector detracted as well. Tower stocks were pressured by news that communications company Echostar/DISH would sell some of its spectrum leases to Starlink. We believe this could lead to higher churn from DISH over the medium term, and it raised concerns about future competitive threats to tower portfolios that have overlapping satellite presence in rural markets.

Top contributors	Top detractors
Data Centers	Timber
Office	Net Lease
Health Care	Tower

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of September 30, 2025)
Since inception[1] (2/4/25)
Fund NAV	5.93%
S&P 500 Index	11.76%
FTSE Nareit All Equity REITs Index	3.76%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 97,437,601
Holdings Count | shares	45
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of September 30, 2025)
Net assets	$97,437,601
Number of portfolio holdings (excluding derivatives)	45
Portfolio turnover rate[1]	36%

Holdings [Text Block]
Portfolio holdings (as of September 30, 2025)

Top ten holdings[2,3]	(%)
Welltower, Inc.	13.2%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	7.7%
Host Hotels & Resorts, Inc.	4.0%
Iron Mountain, Inc.	4.0%
Prologis, Inc.	3.9%
National Storage Affiliates Trust	3.7%
SBA Communications Corp.	3.6%
Essex Property Trust, Inc.	3.4%
Invitation Homes, Inc.	3.3%

Sector diversification[2,4]	(%)
Health Care	16.3%
Infrastructure	14.4%
Residential	13.5%
Data Centers	12.0%
Retail	9.6%
Self Storage	7.0%
Industrials	6.5%
Specialty	6.4%
Hotel	5.2%
Other (includes short-term investments)	9.1%

Country diversification[2,4]	(%)
United States	92.9%
United Kingdom	1.4%
Hong Kong	1.2%
Spain	1.0%
Singapore	0.9%
Australia	0.9%
France	0.6%
China	0.5%
Other (includes short-term investments)	0.6%

Largest Holdings [Text Block]

Top ten holdings[2,3]	(%)
Welltower, Inc.	13.2%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	7.7%
Host Hotels & Resorts, Inc.	4.0%
Iron Mountain, Inc.	4.0%
Prologis, Inc.	3.9%
National Storage Affiliates Trust	3.7%
SBA Communications Corp.	3.6%
Essex Property Trust, Inc.	3.4%
Invitation Homes, Inc.	3.3%

Cohen & Steers Preferred and Income Opportunities Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred and Income Opportunities Active ETF
Class Name	Cohen & Steers Preferred and Income Opportunities Active ETF
Trading Symbol	CSPF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred and Income Opportunities Active ETF (Fund) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 6.98% total return based on net asset value (NAV) in the six months ended September 30, 2025, compared with the ICE Large Cap Capital Securities Index USD Hedged, which returned 5.72%, and the ICE BofA U.S. All Capital Securities Index, which returned 5.85%.

Contributors to relative performance compared with the ICE Large Cap Capital Securities USD-Hedged Index included security selection in the banking sector, led by overweight investments in certain high-coupon European bank contingent capital securities (CoCos). These CoCos benefited from declining interest rates and tightening credit spreads, supported by easing inflation and strong fundamentals (with bank profitability and asset quality at multi-year highs).

Selection in the utilities sector also added to relative returns, driven largely by out-of-index or overweight positions in well-performing U.S.-dollar denominated hybrid securities that benefited from declining interest rates and less-than-expected new issuance (which drove investor demand for existing utilities preferreds).

Security selection in the insurance sector further supported relative performance, with contributions  from overweight or out-of-benchmark positions in long-duration securities that outperformed in the lower rate/somewhat tighter credit spread environment.

There were no meaningful detractors from relative performance at the sector level during the period.

Top contributors	Top detractors
Banking	—
Utilities
Insurance

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of September 30, 2025)
Since inception[1] (2/4/25)
Fund NAV	7.20%
ICE BofA U.S. All Capital Securities Index	5.77%
ICE Large Cap Capital Securities Index USD Hedged	5.89%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 60,858,019
Holdings Count | shares	221
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of September 30, 2025)
Net assets	$60,858,019
Number of portfolio holdings (excluding derivatives)	221
Portfolio turnover rate[1]	31%

Holdings [Text Block]
Portfolio holdings (as of September 30, 2025)

Top ten holdings[2,3]	(%)
ING Groep NV, 7.00% (Netherlands)	1.9%
Phillips 66 Co., 6.20%, Series B, due 3/15/2056	1.7%
Citigroup, Inc., 6.875%, Series GG	1.7%
MetLife Capital Trust IV, 7.875%, due 12/15/2037	1.7%
Phillips 66 Co., 5.875%, Series A, due 3/15/2056	1.7%
RCI Banque SA, 6.125% (France)	1.5%
Truist Financial Corp., 6.669%, Series N	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%
Bank of Montreal, 7.70%, due 5/26/2084 (Canada)	1.0%
Nomura Holdings, Inc., 7.00% (Japan)	1.0%

Sector diversification[2,4]	(%)
Banking	46.5%
Utilities	12.9%
Insurance	11.1%
Pipelines	9.2%
Telecommunications	4.7%
Energy	4.3%
Financial Services	3.3%
Real Estate	2.0%
Consumer Discretionary Products	1.8%
Other (includes short-term investments)	4.2%

Country diversification[2,4]	(%)
United States	37.9%
Canada	13.5%
France	13.2%
United Kingdom	6.7%
Germany	5.0%
Spain	4.6%
Netherlands	3.8%
Italy	2.8%
Switzerland	2.4%
Other (includes short-term investments)	10.1%

Largest Holdings [Text Block]

Top ten holdings[2,3]	(%)
ING Groep NV, 7.00% (Netherlands)	1.9%
Phillips 66 Co., 6.20%, Series B, due 3/15/2056	1.7%
Citigroup, Inc., 6.875%, Series GG	1.7%
MetLife Capital Trust IV, 7.875%, due 12/15/2037	1.7%
Phillips 66 Co., 5.875%, Series A, due 3/15/2056	1.7%
RCI Banque SA, 6.125% (France)	1.5%
Truist Financial Corp., 6.669%, Series N	1.2%
Citigroup, Inc., 6.95%, Series FF	1.1%
Bank of Montreal, 7.70%, due 5/26/2084 (Canada)	1.0%
Nomura Holdings, Inc., 7.00% (Japan)	1.0%

Cohen & Steers Natural Resources Active ETF
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Natural Resources Active ETF
Class Name	Cohen & Steers Natural Resources Active ETF
Trading Symbol	CSNR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Natural Resources Active ETF (Fund) for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-866-737-6370.
Additional Information Phone Number	1-866-737-6370
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Fund	$28	0.50%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The Fund had a 19.50% total return based on net asset value (NAV) in the six months ended September 30, 2025, compared with the S&P Global Natural Resources Index - net, which returned 12.93%, and the MSCI World Index - net, which returned 19.58%.

Contributors to relative performance compared with the S&P Global Natural Resources Index - net included an underweight allocation to paper packaging. The sector has historically been less sensitive to macroeconomic factors driving most natural resource companies, and it was pressured as investors embraced more cyclical stocks during the period. Security selection in diversified metals & mining also contributed, including an out-of-benchmark investment in Hudbay Minerals, which rose materially as copper prices neared record highs on supply disruptions and optimism about copper demand. An underweight allocation in timber further contributed to relative returns, led by having no investment in Weyerhaeuser, which declined as weak demand resulted in lower prices for wood products.

An out-of-benchmark allocation to packaged foods & meats detracted from relative performance. An investment in Pilgrims Pride declined as a shift in U.S. consumer demand from foodservice to retail weighed on its results. Also, a position in Bakkafrost struggled amid weaker salmon prices. An underweight to gold miners likewise detracted from relative returns. Precious metals prices benefited from global macroeconomic uncertainties and investors' desire to diversify away from the U.S. dollar. However, the negative effect of the gold underweight was partially offset by favorable stock selection in the sector. Security selection in the oil & gas refining & marketing sector further hindered relative performance, including the timing of the Fund's investments in Valero Energy.

Top contributors	Top detractors
Paper Packaging	Gold
Diversified Metals & Mining	Packaged Foods & Meats
Timber	Oil & Gas Refining & Marketing

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of September 30, 2025)
Since inception[1] (2/4/25)
Fund NAV	18.88%
MSCI World Index - net	13.73%
S&P Global Natural Resources Index - net	13.98%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Net Assets	$ 40,681,257
Holdings Count | shares	62
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of September 30, 2025)
Net assets	$40,681,257
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[1]	32%

Holdings [Text Block]
Portfolio holdings (as of September 30, 2025)

Top ten holdings[2,3]	(%)
Shell PLC	6.2%
Bunge Global SA	5.1%
Newmont Corp.	4.4%
Exxon Mobil Corp.	4.2%
Chevron Corp.	4.0%
Agnico Eagle Mines Ltd.	3.4%
Reliance Industries Ltd.	3.2%
Nutrien Ltd.	3.0%
Wheaton Precious Metals Corp.	3.0%
Anglo American PLC	2.9%

Sector diversification[2,4]	(%)
Energy	34.6%
Metals & Mining	33.1%
Agribusiness	30.0%
Materials	1.6%
Industrials	0.5%
Other (includes short-term investments)	0.2%

Country diversification[2,4]	(%)
United States	51.4%
Canada	18.6%
Australia	5.7%
Brazil	5.2%
South Africa	3.7%
India	3.2%
France	2.8%
Denmark	2.3%
Norway	1.6%
Other (includes short-term investments)	5.5%

Largest Holdings [Text Block]

Top ten holdings[2,3]	(%)
Shell PLC	6.2%
Bunge Global SA	5.1%
Newmont Corp.	4.4%
Exxon Mobil Corp.	4.2%
Chevron Corp.	4.0%
Agnico Eagle Mines Ltd.	3.4%
Reliance Industries Ltd.	3.2%
Nutrien Ltd.	3.0%
Wheaton Precious Metals Corp.	3.0%
Anglo American PLC	2.9%